Share-based compensation, Outstanding Options, Range of Exercise prices and Expiration Dates (Details)	12 Months Ended
	Dec. 31, 2022 Options SFr / shares	Dec. 31, 2022 Options $ / shares	Dec. 31, 2021 Options SFr / shares	Dec. 31, 2021 Options $ / shares	Dec. 31, 2020 Options SFr / shares	Dec. 31, 2020 Options $ / shares	Dec. 31, 2019 Options
Outstanding options, exercise price range and expiry dates [Abstract]
Outstanding Options (in shares)	4,261,017	4,261,017	3,585,689	3,585,689	2,900,667	2,900,667	1,981,629
Weighted average exercise price for options granted (in CHF/USD per share) | (per share)	SFr 3.18	$ 3.44	SFr 6.34	$ 6.95	SFr 6.29	$ 7.11
Weighted average share price of common share options exercised (in dollars per share) | (per share)	3.28	3.55
Minimum
Outstanding options, exercise price range and expiry dates [Abstract]
Weighted average exercise price for options granted (in CHF/USD per share) | (per share)	0.15	2.76
Top of Range [Member]
Outstanding options, exercise price range and expiry dates [Abstract]
Weighted average exercise price for options granted (in CHF/USD per share) | (per share)	SFr 9.53	$ 12.30
CHF 0.15
Outstanding options, exercise price range and expiry dates [Abstract]
Outstanding Options (in shares)	97,875	97,875
CHF 9.53
Outstanding options, exercise price range and expiry dates [Abstract]
Outstanding Options (in shares)	223,646	223,646
USD 5.04 to USD 12.30
Outstanding options, exercise price range and expiry dates [Abstract]
Outstanding Options (in shares)	2,864,408	2,864,408
USD 2.76 to USD 4.57
Outstanding options, exercise price range and expiry dates [Abstract]
Outstanding Options (in shares)	1,075,088	1,075,088